Pioneer High Income Fund, Inc.
Schedule of Investments  |  December 31, 2024

Ticker Symbol: PHT

Schedule of Investments  |  12/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 143.6%
	Senior Secured Floating Rate Loan Interests — 3.2% of Net Assets*(a)
	Auto Parts & Equipment — 0.5%
1,375,628	First Brands Group LLC, First Lien 2021 Term Loan, 9.847% (Term SOFR + 500 bps), 3/30/27	$ 1,296,530
	Total Auto Parts & Equipment	$1,296,530

	Casino Hotels — 0.6%
1,488,402	Century Casinos, Inc., Term B Facility Loan, 10.624% (Term SOFR + 600 bps), 4/2/29	$ 1,466,076
	Total Casino Hotels	$1,466,076

	Computer Services — 0.2%
380,000	Amentum Holdings, Inc., Initial Term Loan, 6.607% (Term SOFR + 225 bps), 9/29/31	$ 379,573
	Total Computer Services	$379,573

	Cruise Lines — 0.3%
837,900	LC Ahab US Bidco LLC, Initial Term Loan, 7.357% (Term SOFR + 300 bps), 5/1/31	$ 845,232
	Total Cruise Lines	$845,232

	Electric-Generation — 0.3%
673,313	Alpha Generation LLC, Initial Term B Loan, 7.107% (Term SOFR + 275 bps), 9/30/31	$ 679,384
	Total Electric-Generation	$679,384

	Medical-Drugs — 1.3%
2,715,328	Bausch Health Companies Inc., Second Amendment Term Loan, 2/1/27	$ 2,654,233
389,025	Endo Finance Holdings, Inc., 2024 Refinancing Term Loan, 8.573% (Term SOFR + 400 bps), 4/23/31	392,088
	Total Medical-Drugs	$3,046,321

	Total Senior Secured Floating Rate Loan Interests (Cost $7,701,672)	$7,713,116

1Pioneer High Income Fund, Inc. | 12/31/24

Shares		Value
	Common Stocks — 0.5% of Net Assets
	Chemicals — 0.0%†
22	LyondellBasell Industries NV, Class A	$ 1,634
	Total Chemicals	$1,634

	Communications Equipment — 0.0%†
2,630(b)	Digicel International Finance Ltd.	$ 9,205
	Total Communications Equipment	$9,205

	Oil, Gas & Consumable Fuels — 0.0%†
21(b)	Amplify Energy Corp.	$ 126
8,027(b)	Petroquest Energy, Inc.	1,044
	Total Oil, Gas & Consumable Fuels	$1,170

	Passenger Airlines — 0.5%
57,203(b)	Grupo Aeromexico SAB de CV	$ 1,165,952
	Total Passenger Airlines	$1,165,952

	Pharmaceuticals — 0.0%†
2,975(b)	Endo, Inc.	$ 71,251
	Total Pharmaceuticals	$71,251

	Professional Services — 0.0%†
251,944+	Atento S.A.	$ 8
	Total Professional Services	$8

	Total Common Stocks (Cost $1,305,908)	$1,249,220

Principal Amount USD ($)
	Asset Backed Securities — 0.5% of Net Assets
1,283,257	Santander Bank Auto Credit-Linked Notes, Series 2023-B, Class F, 12.24%, 12/15/33 (144A)	$ 1,340,283
	Total Asset Backed Securities (Cost $1,283,258)	$1,340,283

	Collateralized Mortgage Obligations—2.4% of Net Assets
710,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 10.569% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 745,986
Pioneer High Income Fund, Inc. | 12/31/242

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
430,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-DNA7, Class B2, 12.369% (SOFR30A + 780 bps), 11/25/41 (144A)	$ 465,765
450,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2021-HQA3, Class B2, 10.819% (SOFR30A + 625 bps), 9/25/41 (144A)	472,214
610,000(a)	Federal Home Loan Mortgage Corp. STACR REMIC Trust, Series 2022-DNA2, Class B2, 13.069% (SOFR30A + 850 bps), 2/25/42 (144A)	671,865
1,370,000(a)	Federal Home Loan Mortgage Corp. STACR Trust, Series 2019-DNA3, Class B2, 12.833% (SOFR30A + 826 bps), 7/25/49 (144A)	1,580,675
120,000(a)	Federal National Mortgage Association Connecticut Avenue Securities, Series 2021-R02, Class 2B2, 10.769% (SOFR30A + 620 bps), 11/25/41 (144A)	126,902
1,350,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 15.183% (SOFR30A + 1,061 bps), 2/25/47 (144A)	1,650,226
	Total Collateralized Mortgage Obligations (Cost $5,229,114)	$5,713,633

	Commercial Mortgage-Backed Securities—1.9% of Net Assets
835,527(c)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	$ 781,882
1,495,699(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 11.68% (SOFR30A + 701 bps), 8/25/29	1,438,123
222,712(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.03% (SOFR30A + 636 bps), 1/25/27 (144A)	203,251
3Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
317,642(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 13.78% (SOFR30A + 911 bps), 7/25/30 (144A)	$ 302,343
2,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	1,927,555
	Total Commercial Mortgage-Backed Securities (Cost $4,866,728)	$4,653,154

	Convertible Corporate Bonds — 2.7% of Net Assets
	Banks — 0.0%†
IDR1,422,679,000	PT Bakrie & Brothers Tbk, 12/31/25	$ 6,187
	Total Banks	$6,187

	Chemicals — 1.7%
4,000,000(d)	Hercules LLC, 6.50%, 6/30/29	$ 4,112,726
	Total Chemicals	$4,112,726

	Commercial Services — 0.5%
1,130,000	Global Payments, Inc., 1.50%, 3/1/31 (144A)	$ 1,106,270
	Total Commercial Services	$1,106,270

	Entertainment — 0.5%
1,455,000(e)	DraftKings Holdings, Inc., 3/15/28	$ 1,238,205
50,000	Live Nation Entertainment, Inc., 2.875%, 1/15/30 (144A)	50,200
	Total Entertainment	$1,288,405

	Total Convertible Corporate Bonds (Cost $5,731,049)	$6,513,588

	Corporate Bonds — 123.5% of Net Assets
	Advertising — 3.3%
2,090,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 1,828,643
1,470,000	Neptune Bidco US, Inc., 9.29%, 4/15/29 (144A)	1,367,282
Pioneer High Income Fund, Inc. | 12/31/244

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Advertising — (continued)
2,010,000	Stagwell Global LLC, 5.625%, 8/15/29 (144A)	$ 1,913,709
3,000,000	Summer BC Bidco B LLC, 5.50%, 10/31/26 (144A)	2,950,546
	Total Advertising	$8,060,180

	Aerospace & Defense — 1.6%
2,150,000	Bombardier, Inc., 6.00%, 2/15/28 (144A)	$ 2,141,289
246,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	246,903
740,000	Spirit AeroSystems, Inc., 9.375%, 11/30/29 (144A)	792,164
592,000	Triumph Group, Inc., 9.00%, 3/15/28 (144A)	616,409
	Total Aerospace & Defense	$3,796,765

	Airlines — 5.3%
2,725,573(f)	ABRA Global Finance, 14.00% (8.00% PIK or 6.00% Cash), 10/22/29 (144A)	$ 2,640,399
355,000	Delta Air Lines, Inc., 7.375%, 1/15/26	362,640
3,158,841(a)	Gol Finance S.A., 14.857% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	3,269,401
1,180,000	Grupo Aeromexico S.A.B de CV, 8.25%, 11/15/29 (144A)	1,162,158
2,545,000	Grupo Aeromexico S.A.B de CV, 8.625%, 11/15/31 (144A)	2,506,825
330,000	Latam Airlines Group S.A., 13.375%, 10/15/29 (144A)	376,886
690,000	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27 (144A)	694,349
1,790,000	OneSky Flight LLC, 8.875%, 12/15/29 (144A)	1,791,253
	Total Airlines	$12,803,911

	Apparel — 0.3%
820,000	Champ Acquisition Corp., 8.375%, 12/1/31 (144A)	$ 836,465
	Total Apparel	$836,465

	Auto Manufacturers — 0.4%
1,035,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	$ 1,089,469
	Total Auto Manufacturers	$1,089,469

5Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Auto Parts & Equipment — 0.5%
1,285,000	Adient Global Holdings, Ltd., 8.25%, 4/15/31 (144A)	$ 1,310,345
	Total Auto Parts & Equipment	$1,310,345

	Banks — 3.5%
EUR2,400,000(c)(g)	CaixaBank S.A., 3.625% (5 Year EUR Swap + 386 bps)	$ 2,293,372
1,175,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	1,299,459
675,000(c)(g)	Intesa Sanpaolo S.p.A., 7.70% (5 Year USD Swap Rate + 546 bps) (144A)	675,014
1,975,000	KeyBank N.A., 4.90%, 8/8/32	1,871,629
410,000(c)	Toronto-Dominion Bank, 7.25% (5 Year CMT Index + 298 bps), 7/31/84	417,144
1,240,000(c)	Toronto-Dominion Bank, 8.125% (5 Year CMT Index + 408 bps), 10/31/82	1,292,477
545,000(c)(g)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	624,532
	Total Banks	$8,473,627

	Biotechnology — 0.3%
EUR745,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 757,818
	Total Biotechnology	$757,818

	Building Materials — 3.5%
1,991,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 2,122,352
2,211,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/29 (144A)	1,762,310
1,140,000	Knife River Corp., 7.75%, 5/1/31 (144A)	1,187,559
3,550,000	Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29 (144A)	3,490,651
	Total Building Materials	$8,562,872

	Chemicals — 7.0%
1,715,000	Celanese US Holdings LLC, 6.95%, 11/15/33	$ 1,779,786
1,355,000	LSF11 A5 HoldCo LLC, 6.625%, 10/15/29 (144A)	1,393,732
EUR885,000	Lune Holdings S.a.r.l., 5.625%, 11/15/28 (144A)	694,879
2,250,000	LYB Finance Co. BV, 8.10%, 3/15/27 (144A)	2,373,372
980,000	Mativ Holdings, Inc., 8.00%, 10/1/29 (144A)	943,934
470,000	Olin Corp., 9.50%, 6/1/25 (144A)	472,687
Pioneer High Income Fund, Inc. | 12/31/246

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Chemicals — (continued)
EUR1,355,000	Olympus Water US Holding Corp., 9.625%, 11/15/28 (144A)	$ 1,494,731
2,320,000	Olympus Water US Holding Corp., 9.75%, 11/15/28 (144A)	2,461,558
2,500,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.375%, 11/1/26 (144A)	2,448,519
EUR1,005,000	SCIL IV LLC/SCIL USA Holdings LLC, 9.50%, 7/15/28 (144A)	1,114,572
2,000,000	Tronox, Inc., 4.625%, 3/15/29 (144A)	1,795,101
	Total Chemicals	$16,972,871

	Coal — 1.2%
2,795,000	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29 (144A)	$ 2,936,810
	Total Coal	$2,936,810

	Commercial Services — 8.0%
20,000	Allied Universal Holdco LLC, 7.875%, 2/15/31 (144A)	$ 20,442
1,645,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29 (144A)	1,498,853
1,905,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27 (144A)	1,918,042
1,165,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30 (144A)	1,201,434
1,652,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	1,611,054
570,000	Deluxe Corp., 8.125%, 9/15/29 (144A)	577,992
1,330,000	EquipmentShare.com, Inc., 8.00%, 3/15/33 (144A)	1,346,864
735,000	EquipmentShare.com, Inc., 8.625%, 5/15/32 (144A)	768,111
2,116,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	2,005,945
1,315,000	Garda World Security Corp., 8.375%, 11/15/32 (144A)	1,338,466
319,000	Herc Holdings, Inc., 5.50%, 7/15/27 (144A)	314,924
915,000	NESCO Holdings II, Inc., 5.50%, 4/15/29 (144A)	849,028
4,155,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	4,132,163
7Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Commercial Services — (continued)
1,093,000	Sotheby's, 7.375%, 10/15/27 (144A)	$ 1,080,818
690,000	Williams Scotsman, Inc., 6.625%, 6/15/29 (144A)	698,212
	Total Commercial Services	$19,362,348

	Computers — 0.3%
365,000	Amentum Holdings, Inc., 7.25%, 8/1/32 (144A)	$ 367,762
415,000	Fortress Intermediate 3, Inc., 7.50%, 6/1/31 (144A)	423,164
	Total Computers	$790,926

	Distribution/Wholesale — 0.9%
705,000	Velocity Vehicle Group LLC, 8.00%, 6/1/29 (144A)	$ 733,129
1,325,000	Windsor Holdings III LLC, 8.50%, 6/15/30 (144A)	1,394,180
	Total Distribution/Wholesale	$2,127,309

	Diversified Financial Services — 11.4%
3,500,000(c)(g)	Air Lease Corp., 4.125% (5 Year CMT Index + 315 bps)	$ 3,293,371
1,725,000(c)	Ally Financial, Inc., 6.184% (SOFR + 229 bps), 7/26/35	1,705,134
811,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	809,423
140,000(h)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	14,741
1,500,000(h)	Credito Real SAB de CV SOFOM ER, 9.50%, 2/7/26 (144A)	154,500
1,095,000	Freedom Mortgage Holdings LLC, 9.125%, 5/15/31 (144A)	1,129,022
1,140,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	1,176,414
EUR480,000	Garfunkelux Holdco 3 S.A., 6.75%, 11/1/25 (144A)	327,690
GBP820,000	Garfunkelux Holdco 3 S.A., 7.75%, 11/1/25 (144A)	685,227
350,000	GGAM Finance, Ltd., 7.75%, 5/15/26 (144A)	354,850
1,805,000	GGAM Finance, Ltd., 8.00%, 6/15/28 (144A)	1,895,257
3,045,000	Global Aircraft Leasing Co., Ltd., 8.75%, 9/1/27 (144A)	3,105,568
2,900,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	2,720,309
Pioneer High Income Fund, Inc. | 12/31/248

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Diversified Financial Services — (continued)
845,000	Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27 (144A)	$ 840,543
1,210,000	OneMain Finance Corp., 7.875%, 3/15/30	1,262,220
2,320,000	OneMain Finance Corp., 9.00%, 1/15/29	2,460,058
340,000	Planet Financial Group LLC, 10.50%, 12/15/29 (144A)	346,079
2,405,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, 9/15/29 (144A)	2,461,845
1,051,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	1,012,375
1,860,000	United Wholesale Mortgage LLC, 5.75%, 6/15/27 (144A)	1,837,223
	Total Diversified Financial Services	$27,591,849

	Electric — 1.5%
1,095,000(c)	AES Corp., 6.95% (5 Year CMT Index + 289 bps), 7/15/55	$ 1,070,934
360,000	Alpha Generation LLC, 6.75%, 10/15/32 (144A)	356,175
1,145,000	Lightning Power LLC, 7.25%, 8/15/32 (144A)	1,177,212
1,045,000	Talen Energy Supply LLC, 8.625%, 6/1/30 (144A)	1,113,657
3,000	Vistra Operations Co. LLC, 5.625%, 2/15/27 (144A)	2,988
	Total Electric	$3,720,966

	Electrical Components & Equipments — 1.3%
2,600,000	Energizer Holdings, Inc., 6.50%, 12/31/27 (144A)	$ 2,603,224
520,000	WESCO Distribution, Inc., 7.25%, 6/15/28 (144A)	528,743
	Total Electrical Components & Equipments	$3,131,967

	Entertainment — 2.5%
395,000	International Game Technology Plc, 6.25%, 1/15/27 (144A)	$ 397,496
1,910,000	Light & Wonder International, Inc., 7.00%, 5/15/28 (144A)	1,913,771
1,910,000	Light & Wonder International, Inc., 7.25%, 11/15/29 (144A)	1,948,461
9Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Entertainment — (continued)
EUR730,000	Lottomatica Group S.p.A., 7.125%, 6/1/28 (144A)	$ 793,129
930,000	Mohegan Tribal Gaming Authority, 8.00%, 2/1/26 (144A)	925,331
	Total Entertainment	$5,978,188

	Food — 1.0%
531,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 7.50%, 3/15/26 (144A)	$ 532,876
505,000(f)	Chobani Holdco II LLC, 8.75% (9.50% PIK or 8.75% Cash), 10/1/29 (144A)	534,047
1,215,000	Fiesta Purchaser, Inc., 9.625%, 9/15/32 (144A)	1,272,813
	Total Food	$2,339,736

	Healthcare-Products — 0.8%
1,960,000	Sotera Health Holdings LLC, 7.375%, 6/1/31 (144A)	$ 1,985,678
	Total Healthcare-Products	$1,985,678

	Healthcare-Services — 4.3%
1,014,000	Auna S.A., 10.00%, 12/15/29 (144A)	$ 1,064,568
580,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/27 (144A)	556,636
265,000	CHS/Community Health Systems, Inc., 6.00%, 1/15/29 (144A)	237,283
385,000	LifePoint Health, Inc., 5.375%, 1/15/29 (144A)	337,514
3,200,000	Prime Healthcare Services, Inc., 9.375%, 9/1/29 (144A)	3,112,672
4,995,000	US Acute Care Solutions LLC, 9.75%, 5/15/29 (144A)	5,090,451
	Total Healthcare-Services	$10,399,124

	Home Builders — 1.5%
1,155,000	Beazer Homes USA, Inc., 7.25%, 10/15/29	$ 1,170,812
2,285,000	LGI Homes, Inc., 8.75%, 12/15/28 (144A)	2,396,844
	Total Home Builders	$3,567,656

	Household Products/Wares — 0.7%
2,050,000	Spectrum Brands, Inc., 3.875%, 3/15/31 (144A)	$ 1,764,118
	Total Household Products/Wares	$1,764,118

Pioneer High Income Fund, Inc. | 12/31/2410

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Insurance — 4.9%
3,800,000	Hanover Insurance Group, Inc., 7.625%, 10/15/25	$ 3,854,551
3,075,000(c)	Liberty Mutual Group, Inc., 10.75% (3 Month Term SOFR + 738 bps), 6/15/58 (144A)	3,526,696
2,677,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	3,004,283
1,100,000	MetLife, Inc., 10.75%, 8/1/39	1,467,774
	Total Insurance	$11,853,304

	Internet — 2.7%
3,005,000	Acuris Finance US, Inc./Acuris Finance S.a.r.l., 9.00%, 8/1/29 (144A)	$ 2,873,974
205,000	Expedia Group, Inc., 6.25%, 5/1/25 (144A)	205,136
3,400,000	ION Trading Technologies S.a.r.l., 9.50%, 5/30/29 (144A)	3,564,893
	Total Internet	$6,644,003

	Iron & Steel — 2.7%
1,855,000	Carpenter Technology Corp., 7.625%, 3/15/30	$ 1,899,750
1,721,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	1,690,212
750,000	Cleveland-Cliffs, Inc., 7.375%, 5/1/33 (144A)	736,652
2,235,000	TMS International Corp., 6.25%, 4/15/29 (144A)	2,142,890
	Total Iron & Steel	$6,469,504

	Leisure Time — 4.2%
215,000	Carnival Corp., 7.625%, 3/1/26 (144A)	$ 215,314
235,000	Carnival Holdings Bermuda, Ltd., 10.375%, 5/1/28 (144A)	250,366
EUR731,000	Carnival Plc, 1.00%, 10/28/29	669,673
1,000,000	Cruise Yacht Upper HoldCo, Ltd., 11.875%, 7/5/28	1,026,463
1,295,000	NCL Corp., Ltd., 5.875%, 3/15/26 (144A)	1,293,243
2,435,000	NCL Corp., Ltd., 7.75%, 2/15/29 (144A)	2,556,809
965,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	1,016,853
360,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	361,155
2,790,000	Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)	2,786,158
	Total Leisure Time	$10,176,034

	Lodging — 3.4%
375,000	Choice Hotels International, Inc., 5.85%, 8/1/34	$ 375,455
2,095,000	Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29 (144A)	2,158,593
11Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Lodging — (continued)
1,715,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.625%, 1/15/32 (144A)	$ 1,720,572
1,715,000	Melco Resorts Finance, Ltd., 7.625%, 4/17/32 (144A)	1,721,143
1,505,000	MGM Resorts International, 6.50%, 4/15/32	1,499,670
725,000	Travel + Leisure Co., 6.625%, 7/31/26 (144A)	732,749
	Total Lodging	$8,208,182

	Media — 4.6%
2,500,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 2/1/32 (144A)	$ 2,194,196
2,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	1,149,396
1,925,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,002,178
835,000	CSC Holdings LLC, 11.75%, 1/31/29 (144A)	824,626
1,057,000	Gray Television, Inc., 7.00%, 5/15/27 (144A)	1,022,326
1,545,000	Gray Television, Inc., 10.50%, 7/15/29 (144A)	1,544,894
3,530,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	3,530,268
	Total Media	$11,267,884

	Metal Fabricate/Hardware — 0.5%
1,185,000	Park-Ohio Industries, Inc., 6.625%, 4/15/27	$ 1,164,286
	Total Metal Fabricate/Hardware	$1,164,286

	Mining — 3.7%
2,340,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 2,241,418
705,000	First Quantum Minerals, Ltd., 6.875%, 10/15/27 (144A)	701,652
2,840,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	2,923,481
415,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	441,332
692,000	Hudbay Minerals, Inc., 6.125%, 4/1/29 (144A)	692,358
2,010,000	Taseko Mines, Ltd., 8.25%, 5/1/30 (144A)	2,051,696
	Total Mining	$9,051,937

	Miscellaneous Manufacturing — 0.7%
1,670,000	Trinity Industries, Inc., 7.75%, 7/15/28 (144A)	$ 1,733,013
	Total Miscellaneous Manufacturing	$1,733,013

	Oil & Gas — 13.2%
685,000	3R Lux S.a.r.l., 9.75%, 2/5/31 (144A)	$ 706,168
Pioneer High Income Fund, Inc. | 12/31/2412

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oil & Gas — (continued)
1,105,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/29 (144A)	$ 1,076,127
1,890,000	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	1,841,617
2,140,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	2,186,474
699,756	Borr IHC, Ltd./Borr Finance LLC, 10.00%, 11/15/28 (144A)	696,355
528,058	Borr IHC, Ltd./Borr Finance LLC, 10.375%, 11/15/30 (144A)	523,821
180,000	Cenovus Energy, Inc., 6.75%, 11/15/39	192,967
1,225,000	Civitas Resources, Inc., 8.375%, 7/1/28 (144A)	1,272,246
830,000	Civitas Resources, Inc., 8.625%, 11/1/30 (144A)	869,214
1,225,000	Civitas Resources, Inc., 8.75%, 7/1/31 (144A)	1,277,104
885,000	Expand Energy Corp., 4.75%, 2/1/32	823,762
830,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 2/1/31 (144A)	767,582
1,815,000	Hilcorp Energy I LP/Hilcorp Finance Co., 6.875%, 5/15/34 (144A)	1,691,741
560,000	Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35 (144A)	526,470
1,330,000	Kosmos Energy, Ltd., 7.75%, 5/1/27 (144A)	1,289,699
975,000	Kraken Oil & Gas Partners LLC, 7.625%, 8/15/29 (144A)	938,355
1,010,000	MEG Energy Corp., 5.875%, 2/1/29 (144A)	985,870
1,109,000	Nabors Industries, Ltd., 7.50%, 1/15/28 (144A)	1,026,892
1,130,000	Noble Finance II LLC, 8.00%, 4/15/30 (144A)	1,141,262
2,010,000	Occidental Petroleum Corp., 4.40%, 4/15/46	1,490,762
692,000	Petroleos Mexicanos, 6.70%, 2/16/32	602,008
579,000	Precision Drilling Corp., 6.875%, 1/15/29 (144A)	573,791
2,067,000	Shelf Drilling Holdings, Ltd., 9.625%, 4/15/29 (144A)	1,743,967
285,000	Transocean Titan Financing, Ltd., 8.375%, 2/1/28 (144A)	290,807
1,030,000	Transocean, Inc., 6.80%, 3/15/38	844,001
1,741,000	Transocean, Inc., 8.25%, 5/15/29 (144A)	1,705,432
665,000	Transocean, Inc., 8.50%, 5/15/31 (144A)	651,950
2,075,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	1,797,469
2,174,000	Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29 (144A)	2,091,876
342,000	YPF S.A., 6.95%, 7/21/27 (144A)	334,695
	Total Oil & Gas	$31,960,484

13Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Oil & Gas Services — 2.6%
385,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 4/1/28 (144A)	$ 382,948
2,583,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.875%, 4/1/27 (144A)	2,596,355
1,301,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	1,350,958
703,000	USA Compression Partners LP/USA Compression Finance Corp., 6.875%, 9/1/27	705,295
1,290,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	1,312,765
	Total Oil & Gas Services	$6,348,321

	Packaging & Containers — 1.1%
EUR1,400,000	Fiber Bidco S.p.A., 6.125%, 6/15/31 (144A)	$ 1,457,586
1,355,000	Owens-Brockway Glass Container, Inc., 7.25%, 5/15/31 (144A)	1,318,713
	Total Packaging & Containers	$2,776,299

	Pharmaceuticals — 2.0%
1,005,000(c)	CVS Health Corp., 7.00% (5 Year CMT Index + 289 bps), 3/10/55	$ 1,008,372
2,750,000	Owens & Minor, Inc., 6.625%, 4/1/30 (144A)	2,578,514
579,000+	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	—
1,095,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/29	1,180,130
2,600,000+	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$4,767,016

	Pipelines — 7.0%
1,672,285	Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32 (144A)	$ 1,645,114
910,000	DCP Midstream Operating LP, 5.60%, 4/1/44	850,548
1,060,000	Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.125%, 6/1/28 (144A)	1,054,607
1,524,000(a)	Energy Transfer LP, 7.85% (3 Month Term SOFR + 328 bps), 11/1/66	1,516,342
1,965,000(c)(g)	Energy Transfer LP, 7.125% (5 Year CMT Index + 531 bps)	1,972,076
270,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	242,976
717,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	657,943
1,845,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 5/15/32	1,806,869
265,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 1/15/27	269,611
Pioneer High Income Fund, Inc. | 12/31/2414

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pipelines — (continued)
421,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27	$ 422,446
1,515,000	Harvest Midstream I LP, 7.50%, 9/1/28 (144A)	1,528,379
1,150,000	NuStar Logistics LP, 6.375%, 10/1/30	1,153,121
540,000(c)	South Bow Canadian Infrastructure Holdings, Ltd., 7.50% (5 Year CMT Index + 367 bps), 3/1/55 (144A)	558,372
1,265,000	Summit Midstream Holdings LLC, 8.625%, 10/31/29 (144A)	1,311,982
1,355,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	1,413,165
505,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	558,159
	Total Pipelines	$16,961,710

	Real Estate — 1.4%
4,000,000	Kennedy-Wilson, Inc., 5.00%, 3/1/31	$ 3,497,223
	Total Real Estate	$3,497,223

	REITs — 2.1%
EUR490,000	Alexandrite Monnet UK Holdco Plc, 10.50%, 5/15/29 (144A)	$ 557,197
2,275,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	1,433,493
365,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	374,418
230,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 6.00%, 1/15/30 (144A)	201,940
2,310,000	Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	2,463,108
	Total REITs	$5,030,156

	Retail — 1.7%
GBP1,320,000	CD&R Firefly Bidco Plc, 8.625%, 4/30/29 (144A)	$ 1,722,740
1,210,000	Cougar JV Subsidiary LLC, 8.00%, 5/15/32 (144A)	1,255,551
1,125,000	LCM Investments Holdings II LLC, 8.25%, 8/1/31 (144A)	1,167,035
	Total Retail	$4,145,326

	Telecommunications — 2.0%
1,495,000	Altice France Holding S.A., 6.00%, 2/15/28 (144A)	$ 394,575
15Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Telecommunications — (continued)
1,169,000	Altice France Holding S.A., 10.50%, 5/15/27 (144A)	$ 340,814
270,000	Altice France S.A., 5.125%, 1/15/29 (144A)	203,273
1,035,000	Connect Finco S.a.r.l./Connect US Finco LLC, 9.00%, 9/15/29 (144A)	942,682
375,000	Iliad Holding SASU, 8.50%, 4/15/31 (144A)	398,687
41,000	Sprint LLC, 7.625%, 3/1/26	41,907
2,405,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31 (144A)	2,483,939
	Total Telecommunications	$4,805,877

	Transportation — 1.9%
2,640,000	Carriage Purchaser, Inc., 7.875%, 10/15/29 (144A)	$ 2,496,631
1,375,000	Danaos Corp., 8.50%, 3/1/28 (144A)	1,409,517
820,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	765,697
	Total Transportation	$4,671,845

	Total Corporate Bonds (Cost $299,958,628)	$299,893,402

Shares
	Convertible Preferred Stock — 0.4% of Net Assets
	Banks — 0.4%
752(g)	Wells Fargo & Co., 7.50%	$ 898,121
	Total Banks	$898,121

	Total Convertible Preferred Stock (Cost $950,539)	$898,121

	Preferred Stock — 0.0%† of Net Assets
	Internet — 0.0%†
129,055	MYT Holding LLC, 10.00%, 6/6/29	$ 48,396
	Total Internet	$48,396

	Total Preferred Stock (Cost $235,605)	$48,396

Pioneer High Income Fund, Inc. | 12/31/2416

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Shares		Value
	Right/Warrant — 0.0%† of Net Assets
	Trading Companies & Distributors — 0.0%†
GBP21,700(b)	Avation Plc, 1/1/59	$ 14,941
	Total Trading Companies & Distributors	$14,941

	Total Right/Warrant (Cost $—)	$14,941

Principal Amount USD ($)
	Insurance-Linked Securities — 6.6% of Net Assets#
	Event Linked Bonds — 1.7%
	Flood – U.S. — 0.3%
250,000(a)	FloodSmart Re, 16.114%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 254,495
250,000(a)	FloodSmart Re, 18.284%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	262,638
250,000(a)	FloodSmart Re, 21.434%, (1 Month U.S. Treasury Bill + 1,715 bps), 3/11/26 (144A)	258,525
		$775,658

	Multiperil – U.S. — 0.8%
250,000(a)	Matterhorn Re, 9.649%, (SOFR + 525 bps), 3/24/25 (144A)	$ 251,500
250,000(a)	Matterhorn Re, 12.149%, (SOFR + 775 bps), 3/24/25 (144A)	253,500
250,000(a)	Merna Re II, 11.534%, (3 Month U.S. Treasury Bill + 725 bps), 7/7/27 (144A)	262,700
250,000(a)	Merna Re II, 12.784%, (3 Month U.S. Treasury Bill + 850 bps), 7/7/27 (144A)	265,250
250,000(a)	Mystic Re, 16.284%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	262,075
250,000(a)	Residential Re, 16.304%, (3 Month U.S. Treasury Bill + 1,202 bps), 12/6/25 (144A)	244,925
250,000(a)	Residential Re 2004, 11.284%, (3 Month U.S. Treasury Bill + 700 bps), 12/6/28 (144A)	256,974
		$1,796,924

17Pioneer High Income Fund, Inc. | 12/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — 0.2%
250,000(a)	Atlas Re, 16.933%, (SOFR + 1,250 bps), 6/8/27 (144A)	$ 282,525
250,000(a)	Easton Re, 11.784%, (3 Month U.S. Treasury Bill + 750 bps), 1/8/27 (144A)	256,950
		$539,475

	Windstorm – Florida — 0.2%
250,000(a)	Marlon Re, 11.314%, (3 Month U.S. Treasury Bill + 700 bps), 6/7/27 (144A)	$ 251,125
250,000(a)	Merna Re II, 13.034%, (3 Month U.S. Treasury Bill + 875 bps), 7/7/27 (144A)	263,500
		$514,625

	Windstorm – Mexico — 0.1%
250,000(a)	International Bank for Reconstruction & Development, 18.127%, (SOFR + 1,372 bps), 4/24/28 (144A)	$ 261,000
	Windstorm – U.S. — 0.1%
250,000(a)	Bonanza Re, 12.734%, (3 Month U.S. Treasury Bill + 845 bps), 1/8/26 (144A)	$ 258,550
	Total Event Linked Bonds	$4,146,232

Face Amount USD ($)
Collateralized Reinsurance — 0.4%
Multiperil – Massachusetts — 0.1%
350,000(b)(i)+	Portsalon Re 2022, 5/31/28	$ 320,922
Multiperil – U.S. — 0.1%
250,000(b)(i)+	Mangrove Risk Solutions, 5/10/25 (144A)	$ 240,200
Windstorm – North Carolina — 0.0%†
250,000(i)+	Mangrove Risk Solutions, 4/30/30	$ 3,475
Windstorm – U.S. — 0.1%
250,000(b)(i)+	PI0048 Re 2024, 11/30/27	$ 254,682
Windstorm – U.S. Regional — 0.1%
250,000(b)(i)+	Oakmont Re 2024, 4/1/30	$ 256,415
	Total Collateralized Reinsurance	$1,075,694

Pioneer High Income Fund, Inc. | 12/31/2418

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Face Amount USD ($)		Value

	Reinsurance Sidecars — 4.5%
	Multiperil – U.S. — 0.0%†
500,000(b)(j)+	Harambee Re 2018, 12/31/25	$ 250
600,000(j)+	Harambee Re 2019, 12/31/25	—
		$250

	Multiperil – Worldwide — 4.5%
40,466(j)+	Alturas Re 2022-2, 12/31/27	$ 2,262
1,500,000(b)(i)+	Bantry Re 2024, 12/31/29	1,701,815
1,000,000(b)(i)+	Berwick Re 2024-1, 12/31/29	1,184,415
750,000(b)(i)+	Gleneagles Re 2022, 12/31/27	112,500
1,000,000(b)(i)+	Gullane Re 2024, 12/31/29	1,100,852
499,318(b)(j)+	Lorenz Re 2019, 6/30/25	3,895
1,000,000(b)(i)+	Merion Re 2022-2, 12/31/27	898,159
500,000(b)(i)+	Pangaea Re 2024-1, 12/31/29	600,054
500,000(b)(i)+	Pangaea Re 2024-3, 7/1/28	539,271
2,357(b)(i)+	Sector Re V, 12/1/27 (144A)	54,922
500,000(b)(i)+	Sector Re V, 12/1/28 (144A)	686,032
1,000,000(b)(i)+	Sector Re V, 12/1/28 (144A)	1,372,063
1,500,000(j)+	Thopas Re 2022, 12/31/27	—
1,596,147(j)+	Thopas Re 2023, 12/31/28	5,427
1,596,147(b)(j)+	Thopas Re 2024, 12/31/29	2,059,508
500,000(b)(i)+	Torricelli Re 2024, 6/30/30	549,819
		$10,870,994

	Total Reinsurance Sidecars	$10,871,244

	Total Insurance-Linked Securities (Cost $14,246,963)	$16,093,170

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Russia — 0.1%
382,800(h)#	Russian Government International Bond, 7.500%, 3/31/30	$ 254,789
	Total Russia	$254,789

	Total Foreign Government Bond (Cost $324,865)	$254,789

19Pioneer High Income Fund, Inc. | 12/31/24

Shares		Value
	SHORT TERM INVESTMENTS — 1.8% of Net Assets
	Open-End Fund — 1.8%
4,453,189(k)	Dreyfus Government Cash Management, Institutional Shares, 4.36%	$ 4,453,189
		$4,453,189

	TOTAL SHORT TERM INVESTMENTS (Cost $4,453,189)	$4,453,189

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 143.6% (Cost $346,287,518)	$348,839,002
	OTHER ASSETS AND LIABILITIES — (43.6)%	$(105,972,310)
	net assets — 100.0%	$242,866,692

bps	Basis Points.
CMT	Constant Maturity Treasury.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At December 31, 2024, the value of these securities amounted to $266,169,217, or 109.6% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at December 31, 2024.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at December 31, 2024.
(d)	Security is priced as a unit.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(g)	Security is perpetual in nature and has no stated maturity date.
(h)	Security is in default.
(i)	Issued as participation notes.
(j)	Issued as preference shares.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at December 31, 2024.
Pioneer High Income Fund, Inc. | 12/31/2420

Schedule of Investments  |  12/31/24
(unaudited) (continued)
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at December 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2022-2	4/11/2023	$—	$2,262
Atlas Re	5/24/2024	250,000	282,525
Bantry Re 2024	2/1/2024	1,432,492	1,701,815
Berwick Re 2024-1	1/10/2024	1,000,000	1,184,415
Bonanza Re	1/6/2023	250,000	258,550
Easton Re	5/16/2024	247,059	256,950
FloodSmart Re	2/14/2022	250,000	254,495
FloodSmart Re	2/23/2023	250,000	258,525
FloodSmart Re	2/29/2024	250,000	262,638
Gleneagles Re 2022	1/18/2022	313,226	112,500
Gullane Re 2024	2/14/2024	945,735	1,100,852
Harambee Re 2018	12/19/2017	8,683	250
Harambee Re 2019	12/20/2018	—	—
International Bank for Reconstruction & Development	5/10/2024	242,858	261,000
Lorenz Re 2019	6/26/2019	75,278	3,895
Mangrove Risk Solutions	6/17/2024	224,653	240,200
Mangrove Risk Solutions	7/9/2024	—	3,475
Marlon Re	5/24/2024	250,000	251,125
Matterhorn Re	3/10/2022	250,000	251,500
Matterhorn Re	3/10/2022	250,000	253,500
Merion Re 2022-2	2/22/2022	950,059	898,159
Merna Re II	5/8/2024	250,000	262,700
Merna Re II	5/8/2024	250,000	263,500
Merna Re II	5/8/2024	250,000	265,250
Mystic Re	5/21/2024	249,304	262,075
Oakmont Re 2024	5/23/2024	221,839	256,415
Pangaea Re 2024-1	2/27/2024	500,000	600,054
Pangaea Re 2024-3	7/26/2024	500,000	539,271
PI0048 Re 2024	6/12/2024	210,612	254,682
Portsalon Re 2022	7/15/2022	283,022	320,922
Residential Re	10/28/2021	250,000	244,925
Residential Re 2004	11/4/2024	250,000	256,974
21Pioneer High Income Fund, Inc. | 12/31/24

Restricted Securities	Acquisition date	Cost	Value
Russian Government International Bond	6/26/2002	$324,865	$254,789
Sector Re V	12/30/2022	—	54,922
Sector Re V	12/4/2023	500,000	686,032
Sector Re V	12/29/2023	1,000,000	1,372,063
Thopas Re 2022	2/7/2022	—	—
Thopas Re 2023	2/15/2023	—	5,427
Thopas Re 2024	2/2/2024	1,596,147	2,059,508
Torricelli Re 2024	7/17/2024	495,996	549,819
Total Restricted Securities			$16,347,959
% of Net assets			6.7%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	5,000,000	USD	5,259,656	Citibank NA	3/21/25	$(61,847)
USD	4,056,385	EUR	3,835,000	Goldman Sachs & Co.	2/24/25	74,657
EUR	295,000	USD	313,438	HSBC Bank NA	2/24/25	(7,151)
USD	767,550	GBP	605,000	HSBC Bank NA	3/27/25	10,645
USD	8,811,751	EUR	8,137,500	State Street Bank & Trust Co.	1/23/25	374,822
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$391,126
SWAP CONTRACTS
OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION
Notional Amount ($)	Counterparty	Reference Obligation /Index	Pay/ Receive	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized Appreciation (Depreciation)	Market Value
988,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	$(45,314)	$139,758	$94,444
329,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(17,195)	48,644	31,449
433,000	JPMorgan Chase Bank NA	United Airlines Holdings, Inc.	Receive	5.00%	6/20/27	(22,643)	64,034	41,391
TOTAL OVER THE COUNTER (OTC) CREDIT DEFAULT SWAP CONTRACTS – SELL PROTECTION						$(85,152)	$252,436	$167,284
TOTAL SWAP CONTRACTS						$(85,152)	$252,436	$167,284
Pioneer High Income Fund, Inc. | 12/31/2422

Schedule of Investments  |  12/31/24
(unaudited) (continued)
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
EUR — Euro
GBP — Great British Pound
IDR — Indonesian Rupiah
USD — United States Dollar
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$7,713,116	$—	$7,713,116
Common Stocks
Communications Equipment	—	9,205	—	9,205
Oil, Gas & Consumable Fuels	126	1,044	—	1,170
Passenger Airlines	—	1,165,952	—	1,165,952
Professional Services	—	—	8	8
All Other Common Stocks	72,885	—	—	72,885
Asset Backed Securities	—	1,340,283	—	1,340,283
Collateralized Mortgage Obligations	—	5,713,633	—	5,713,633
Commercial Mortgage-Backed Securities	—	4,653,154	—	4,653,154
Convertible Corporate Bonds	—	6,513,588	—	6,513,588
Corporate Bonds	—	299,893,402	—*	299,893,402
Convertible Preferred Stock	898,121	—	—	898,121
Preferred Stock	—	48,396	—	48,396
Right/Warrant	14,941	—	—	14,941
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Massachusetts	—	—	320,922	320,922
Multiperil – U.S.	—	—	240,200	240,200
Windstorm – North Carolina	—	—	3,475	3,475
Windstorm – U.S.	—	—	254,682	254,682
Windstorm – U.S. Regional	—	—	256,415	256,415
Reinsurance Sidecars
Multiperil – U.S.	—	—	250	250
23Pioneer High Income Fund, Inc. | 12/31/24

	Level 1	Level 2	Level 3	Total
Multiperil – Worldwide	$—	$—	$10,870,994	$10,870,994
All Other Insurance-Linked Securities	—	4,146,232	—	4,146,232
Foreign Government Bond	—	254,789	—	254,789
Open-End Fund	4,453,189	—	—	4,453,189
Total Investments in Securities	$5,439,262	$331,452,794	$11,946,946	$348,839,002
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$—	$391,126	$—	$391,126
OTC swap contracts, at value	—	167,284	—	167,284
Total Other Financial Instruments	$—	$558,410	$—	$558,410
*	Securities valued at $0.
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Collateralized Mortgage Backed Securities	Insurance- Linked Securities	Total
Balance as of 3/31/24	$ 9,205	$—	$ 10,040,668	$ 10,049,873
Realized gain (loss)	—	—	$ (28,017)	$ (28,017)
Changed in unrealized appreciation (depreciation)	—	—**	$ 1,050,089	$ 1,050,089
Purchases	—	—	$ 1,888,870	$ 1,888,870
Accrued Premiums/Discounts	—	—	$ (652,986)	$ (652,986)
Sales	—	—	$ (351,686)	$ (351,686)
Transfers out of Level 3*	(9,205)	—	—	$ (9,205)
Transfers in to Level 3*	8	—	—	$ 8
Balance as of 12/31/24	$ 8	$—**	$11,946,938	$11,946,946
*	Transfers are calculated on the beginning of period values. During the period ended December 31, 2024 A security valued at $8 was transferred out of Level 2 to Level 3, due to valuing the security using unobservable inputs. A Security valued at $9,205 was transferred from Level 3 to Level 2, as there was significant observable input available to determine their value. There were no other transfers between Levels 1, 2 and 3.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at December 31, 2024:		$1,290,573
Pioneer High Income Fund, Inc. | 12/31/2424